Schedule of other operating income (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Operating Profitloss
Amortization of intangible assets	$ 384	$ 831	$ 850
Depreciation of property, plant and equipment	746	750	770
Auditors’ remuneration - audit fees	267	193	177
Auditors’ remuneration - tax services		8	12
Directors’ emoluments	742	719	693
(Gain)/loss on disposal of assets	$ (89)	$ (30)	$ 13